Property, plant & equipment	12 Months Ended
Dec. 31, 2023
Property, plant & equipment
Property, plant & equipment

7Property, plant & equipment

The changes in the carrying value of the property, plant & equipment can be presented as follows for the year 2023, 2022 and 2021:

	Land and	Plant and	Right-of-use	Construction
in 000€	buildings	equipment	assets	in progress	Total
Acquisition value
At January 1, 2021	42,417	94,420	20,147	8,639	165,623
Additions	462	5,259	2,397	2,213	10,331
Disposals	—	(3,682)	(1,191)	(779)	(5,652)
Transfers	4,099	6,673	(1,249)	(8,296)	1,227
Currency Translation	183	598	103	4	888
At December 31, 2021	47,161	103,268	20,207	1,781	172,417
Additions	773	3,555	2,871	17,280	24,479
Acquired from business combinations	—	62	155	—	217
Disposals	(18)	(4,227)	(1,293)	(38)	(5,576)
Transfers	5	3,167	(329)	(3,060)	(217)
Currency Translation	38	52	8	(8)	90
At December 31, 2022	47,959	105,877	21,619	15,955	191,410
Additions	142	3,850	3,965	8,325	16,282
Disposals	—	(4,299)	(3,313)	—	(7,612)
Transfers	40	15,031	(4,433)	(11,585)	(947)
Currency Translation	458	586	(74)	(153)	817
At December 31, 2023	48,599	121,045	17,764	12,543	199,951
Depreciation	—	—	—	—	—
At January 1, 2021	(8,007)	(49,202)	(9,151)	—	(66,360)
Depreciation charge for the year	(1,344)	(10,590)	(3,640)	—	(15,574)
Disposals	—	3,594	1,166	—	4,760
Transfers	(143)	(1,595)	515	—	(1,223)
Currency Translation	(92)	(380)	(41)	—	(513)
At December 31, 2021	(9,586)	(58,173)	(11,151)	—	(78,910)
Depreciation charge for the year	(1,416)	(10,222)	(3,302)	—	(14,940)
Disposals	—	3,898	1,203	—	5,101
Transfers	—	—	—	—	—
Currency Translation	(43)	27	51	—	35
At December 31, 2022	(11,045)	(64,470)	(13,199)	—	(88,714)
Depreciation charge for the year	(1,352)	(10,433)	(3,296)	—	(15,081)
Impairment	—	(160)	—	—	(160)
Disposals	—	3,996	3,024	—	7,020
Transfers	—	(2,935)	3,802	—	867
Currency Translation	(33)	(356)	8	—	(381)
At December 31, 2023	(12,430)	(74,358)	(9,661)	—	(96,449)
Net book value
At December 31, 2023	36,169	46,688	8,102	12,544	103,503
At December 31, 2022	36,914	41,407	8,420	15,955	102,696
At December 31, 2021	37,575	45,095	9,056	1,781	93,507
At January 1, 2021	34,410	45,218	10,996	8,639	99,263

The investments in property, plant & equipment and right-of-use assets in 2023 amounted to K€16,282 (2022:K€24,479). They are related to land and buildings (K€4,027), new machines and installations (K€8,682), IT equipment (K€1,102), (leased) vehicles (K€2,240) and furniture (K€231). The additions to land and buildings, machines and installations in 2023 related mainly to our new metal production facility in the USA and the extension and expansion of our production capacity in Germany. The investments in 2022 related to new machines and installations (K€7,903), land and buildings (K€13,985), IT equipment (K€1,275) and leased vehicles (K€971) and furniture (K€343). The investments in 2021 related to new machines and installations (K€3,635), land and buildings (K€2,224), IT equipment (K€2,126) and leased vehicles (K€769).

The Group realized a net gain on disposal of property, plant and equipment of K€416 in 2023 (2022: a net loss of K€347; 2021: a net loss of K€210).

Impairments of property, plant and equipment amounted to K€ (160) in 2023 (2022: K€0; 2021: K€0).

Assets under construction

Per December 31, 2023 the main assets under construction were related to the extension and expansion of capacity in Germany for K€10,551.

The right of use assets can be presented as follows:

The carrying value of Right-of-Use assets at December 31, 2023 was K€8,102 (2022: K€8,420; 2021: K€9,054). Right-of-Use assets are mainly related to buildings with a carrying value of K€4,511 at December 31, 2023 (2022: K€4,822; 2021: K€4,419) and for which depreciation of K€1,735 was recorded in 2023 (2022: K€1,663; 2021: K€1,794). New leases in 2023 amount to K€3,965 of which K€1,739 related to leased buildings (2022: K€1,934; 2021: K€1,624).

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2021	7,574	4,555	8,018	20,147
Additions	1,624	710	62	2,396
Disposals	(1,022)	(268)	(281)	(1,571)
Currency Translation	96	3	3	102
Transfers	(151)	(112)	(605)	(868)
At December 31, 2021	8,121	4,888	7,197	20,206
Additions	1,934	877	60	2,871
Acquired from business combinations	155	—	—	155
Disposals	(546)	(680)	(65)	(1,291)
Currency Translation	11	2	(5)	8
Transfers	(284)	(407)	(782)	(1,473)
At December 31, 2022	9,391	4,680	6,405	20,476
Additions	1,739	1,980	246	3,965
Disposals	(2,607)	(676)	(30)	(3,313)
Currency Translation	(112)	2	36	(74)
Transfers	(236)	(909)	(2,145)	(3,290)
At December 31, 2023	8,175	5,077	4,512	17,764
Depreciation
At January 1, 2021	(2,657)	(1,891)	(4,603)	(9,151)
Depreciation charge for the year	(1,794)	(1,236)	(610)	(3,640)
Disposals	639	257	270	1,166
Currency Translation	(41)	(2)	2	(41)
Transfers	151	74	289	514
At December 31, 2021	(3,702)	(2,798)	(4,652)	(11,152)
Depreciation charge for the year	(1,663)	(1,188)	(455)	(3,306)
Disposals	467	671	65	1,203
Currency Translation	47	(2)	6	51
Transfers	283	407	458	1,148
At December 31, 2022	(4,569)	(2,909)	(4,578)	(12,055)
Depreciation charge for the year	(1,735)	(1,185)	(376)	(3,296)
Disposals	2,360	627	36	3,023
Currency Translation	45	(3)	(34)	8
Transfers	235	909	1,515	2,659
At December 31, 2023	(3,664)	(2,561)	(3,437)	(9,662)
Net book value
At December 31, 2023	4,511	2,516	1,075	8,102
At January 1, 2023	4,822	1,771	1,827	8,420

The following amounts related to leases are recognized in profit & loss

	As of December 31,
(in 000€)	2023	2022	2021
Depreciation expense	(3,296)	(3,306)	(3,640)
Interest expense on lease liabilities	(325)	304	(289)
Expenses related to short-term leases/ low-value assets/ variable lease payments	(689)	645	(537)

The Group has negotiated several contracts with extension and termination options because of common practice in the country or for the asset. Management has exercised significant judgments in determining whether these extension and termination options are reasonably certain to be exercised. The potential future cash flows beyond the period following the exercise of the extension and termination option that are not included in the lease term are presented in the following table:

	As of December 31,
(in 000€)	2023	2022	2021
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	1,089	1,430	3,015
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	1,838	1,571	1,560

Pledges

Land and buildings (including buildings under construction) with a carrying amount of K€21,851 (2022: K€22,696; 2021: K€24,451) are subject to pledges to secure several of the Group’s bank loans. In addition, pledges have been given on machines with a total carrying amount of K€314 (2022: K€864; 2021: K€1,131) (Note 24).